Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018
Investments:
Fixed maturity securities available for sale, at fair value (amortized cost: $216,623 in 2019; $122,949 in 2018)	$ 223,986	$ 122,220
Equity securities, at fair value (cost: $21,213 in 2019; $27,188 in 2018)	22,326	25,171
Total investments	246,312	147,391
Cash and cash equivalents	16,477	9,525
Restricted cash	425	399
Accrued investment income	1,363	734
Premium receivable	32,171	18,633
Deferred policy acquisition costs	21,653	14,052
Reinsurance recoverable on unpaid losses and loss adjustment expenses	14,052	11,896
Reinsurance recoverable on paid losses and loss adjustment expenses	3,700	2,666
Prepaid reinsurance premium	24,711	18,284
Prepaid expenses and other assets	10,365	5,863
Property and equipment, net	860	947
Intangible assets	744	744
Total assets	372,833	231,134
Liabilities:
Accounts payable and other accrued liabilities	15,530	9,245
Reserve for losses and loss adjustment expenses	16,966	16,061
Unearned premiums	116,159	79,130
Ceded premium payable	11,970	10,607
Funds held under reinsurance treaty	1,801	720
Income and excise taxes payable	133
Deferred tax liabilities, net	1,812
Long-term notes payable		19,079
Total liabilities	164,371	134,842
Shareholder's equity:
Preferred stock, $0.0001 par value, 5,000,000 and 0 shares authorized as of September 30, 2019 and December 31, 2018, respectively, 0 shares issued and outstanding as of September 30, 2019 and December 31, 2018
Common stock, $0.0001 par value, 500,000,000 shares authorized, 23,468,750 and 17,000,000 shares issued and outstanding as of September 30, 2019 and December 31, 2018, respectively	2	2
Additional paid in capital	179,587	68,498
Accumulated other comprehensive income (loss)	5,896	(563)
Retained earnings	22,977	28,355
Total shareholder's equity	208,462	96,292
Total liabilities and shareholder's equity	$ 372,833	$ 231,134